DREYFUS MUNICIPAL BOND FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this annual report on the Dreyfus Municipal Bond Fund, Inc.
     For its annual reporting period ended August 31, 1995, your Fund produced a total return, including bond price changes, interest income and capital gain distributions of 6.93% per share.* Income dividends exempt from Federal personal income taxes of approximately $.718 per share were paid.** This is equivalent to a tax-free distribution rate per share of 5.75%.+
    The Federal Reserve Board relaxed its policy of monetary restraint on July 6th, 1995, when it lowered the Fed Funds rate. This reduction ended the upward pressure on short-term rates that had prevailed since the beginning of the reporting period. Despite the monetary restraint that existed, long-term rates began their decline early in the year. The Fed's policy of restraint was based on concerns about inflation given the strong economic news then prevailing. But in July reports indicated a significant weakening trend in the economy. The July decline in the Fed Funds rate signaled that economic growth issues outweighed, for a time, Fed fears of a resurgence of inflation. THE ECONOMY
    Economic reports of lagging home and auto sales and new home construction reflected weakness from earlier this year. Furthermore, rising business inventories (a frequent harbinger of a business slowdown) and weakening retail sales lent additional credibility to the case for easier credit conditions. By midyear, jobless claims were also on the rise.
    A word about inflation: despite strong economic growth at the beginning of the reporting period, inflation remained in check. This moderating trend appears likely to continue, particularly if the economy remains sluggish. This is good news for bond investors since easing inflation often results in falling interest rates. Declining interest rates, often a corollary to slow business conditions, cause bond prices to rise. Although we strive to maintain a high level of current tax exempt income for the Fund, we are always very concerned with credit quality, so we are mindful of the potential erosion in bond quality if the economy slips back into a recession. We follow a policy that stresses strong credit quality in the portfolio, a policy that seeks to protect bond values and income streams. As you know, we manage portfolios with a long-term perspective, aware that market conditions can change rapidly.
 MARKET ENVIRONMENT
    The municipal bond market, buffeted by six interest rate hikes by the Federal Reserve Board in 1994, recovered strongly in 1995. Weaker than expected December sales figures caused rates to tumble, and this decline persisted throughout the remainder of the reporting period. The recent cut in the Fed Funds rate confirmed what declining long-term interest rates had indicated all year: that business conditions were weaker than monetary policymakers thought. If economic conditions remain sluggish, further Fed easing is likely. We believe this indicates a favorable outlook for bond markets in general. We are certainly pleased and encouraged by the good performance of late in the bond market and by your Fund; however, we are wary that this bond market strength may be counting too much on continued low inflation. Thus, while we remain fully invested in this improving market, we are alert to the stimulatory effects on the economy of easing monetary policy and are watchful for any signs of rekindling inflation. Our primary task - to maximize current income exempt from Federal personal income taxes to the extent consistent with the preservation of capital - continues to underscore our portfolio management decisions.
    While the municipal market and the Fund have each performed well during the past six months, the second calendar quarter results for municipal securities trailed other fixed-income markets. The prospect of tax reform appears to be limiting enthusiasm for tax exempt securities. Since April, when serious flat tax and consumption tax proposals began to surface, the municipal rally has lagged, resulting in an increase in municipal yields as a percentage of comparable taxable bond yields. Today, long-term municipal bonds are yielding nearly 90% of U.S. Treasuries, which is a greater yield ratio than existed before the onset of talk about tax reform. While it could be years before an actual change in the tax code is adopted, the market's reaction so early in the proposal stage suggests that the ultimate legislation, if any, may have a less radical effect on the market than is currently expected.
 THE PORTFOLIO
    Since last writing to you in March, 1995, we have continued to pursue the investment approach mentioned then: our buying activity has been focused on current coupon bonds and not on lower coupon obligations. We felt then, as we do still, that current coupons will provide the Fund with very good relative returns in 1995 without subjecting it to the same market risks that might be present with lower coupon bonds should the market suffer a setback. In fact, we have been inclined to sell lower coupon bonds as their prices approached their par values, and to purchase higher coupon bonds with the proceeds. As we look at the events that occurred in the time interval between the close of fiscal year 1994 and fiscal year 1995, we see reasons for that turbulent and choppy period in the municipal market. We were very active during the year, trading in the market in order to gain some portfolio advantage. Yet when we look at the Bond Buyer 20-Bond Index++ for the week's data most closely coinciding with the close of each of our two fiscal years, the Index indicates that the market actually changed very little year over year, being only marginally improved at the close of this year versus a year ago.
    We see nothing on the horizon which causes us to think that a market decline is imminent, but there is justification for believing the market should pause sometime soon. Since the close of the Fund's 1994 fiscal year, municipal bond prices (as measured by the aforementioned Bond Buyer Index) in November fell to their lowest levels of calendar year 1994; subsequently, a remarkable recovery took place, and at the time of this writing municipal bond prices are close to their best levels of 1995!
    Our primary tasks - to protect principal, maintain liquidity and distribute a high level of current tax exempt income to you - continue to underscore our portfolio management decisions.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                               Very truly yours,

                              /s/ Richard J. Moynihan

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
September 15, 1995
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid. **Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders. Capital gains are generally subject to Federal, state and local taxes.
+ Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period, adjusted for any capital gain distributions. ++ The Bond Buyer 20 Bond Index is composed of twenty General Obligation Bonds maturing in twenty years, and has a rating roughly equivalent to A1.


DREYFUS MUNICIPAL BOND FUND, INC.                         AUGUST 31, 1995
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS MUNICIPAL BOND FUND, INC.
AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

Dollars
$24,713
Lehman Brothers
Municipal Bond Index*
$22,442
Dreyfus Municipal
Bond Fund
*Source: Lehman Brothers

AVERAGE ANNUAL TOTAL RETURNS
            ONE YEAR ENDED                FIVE YEARS ENDED              TEN YEARS ENDED
            AUGUST 31, 1995               AUGUST 31, 1995               AUGUST 31, 1995
        ---------------------          ---------------------      ---------------------------
               6.93%                          7.82%                         8.41%

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in the Dreyfus Municipal Bond Fund on 8/31/85 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested.
The Fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses. Unlike the Fund, the Lehman Brothers Municipal Bond Index is an unmanaged total return performance benchmark for the long-term, investment-grade tax exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS                                                                                  AUGUST 31, 1995
                                                                                                 PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-93.0%                                                             AMOUNT           VALUE
                                                                                             ----------------    ----------------
ALABAMA-1.0%
Alabama Housing Finance Authority, SFMR:
    6.80%, 4/1/2025.........................................................                   $    5,000,000     $    5,190,600
    6.45%, 10/1/2025........................................................                        8,000,000          8,097,040
Columbia Industrial Development Board, PCR (Alabama Power Farley Plant
Project)
    9.25%, 12/1/2015........................................................                        3,800,000          3,925,514
Industrial Development Board of the Town of Courtland, SWDR
    (Champion International Corp. Project) 7%, 11/1/2022....................                        8,100,000          8,415,009
West Jefferson Industrial Development Board, PCR, Refunding
    (Alabama Power Co. - Miller Plant) 6.05%, 5/1/2023 (Insured; MBIA)......                       15,000,000         15,016,500
ALASKA-1.1%
Alaska Housing Finance Corp. (Collateralized Veterans Mortgage Program)
    6.375%, 12/1/2027.......................................................                        9,135,000          9,182,593
Valdez, Marine Terminal Revenue, Refunding (BP Pipeline Inc. Project)
    5.85%, 8/1/2025.........................................................                       37,000,000         34,767,790
CALIFORNIA-5.6%
Airport Commission City and County of San Francisco,
    (San Francisco International Airport)
    6.50%, 5/1/2015 (Insured; FGIC).........................................                       10,100,000         10,532,987
California:
    5.50%, 3/1/2010.........................................................                       13,330,000         12,941,430
    5.90%, 4/1/2023.........................................................                       25,000,000         24,253,750
California Higher Education Loan Authority, Inc.,
    Student Loan Revenue, Refunding 6.50%, 6/1/2005.........................                       19,250,000         20,417,127
California Housing Finance Agency, Single Family Mortgage
    6.45%, 8/1/2025.........................................................                       13,125,000         13,327,781
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue
    6.50%, 1/1/2032.........................................................                       39,875,000         39,377,360
Los Angeles Department Water and Power, Electric Plant Revenue, Crossover
Refunding
    5.875%, 9/1/2030........................................................                       18,125,000         17,563,487
San Diego County, COP, Refunding (Interim Justice Facilities Project)
    6.50%, 8/1/2007.........................................................                       10,110,000         10,559,996
San Marcos Public Facilities Authority, Revenue, Refunding, Public
Improvement
    (Civic Center) 6.20%, 8/1/2022..........................................                        4,000,000          3,785,120
Southern California Public Power Authority, Power Project Revenue, Refunding
    5.50%, 7/1/2012.........................................................                        5,000,000          4,782,800
State Public Works Board of the State of California, LR:
    (Department of Corrections - California State Prison-Madera County)
      5.50%, 6/1/2015.......................................................                       19,000,000         17,556,000

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                          AUGUST 31, 1995
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT               VALUE
                                                                                             ----------------    ----------------

CALIFORNIA (CONTINUED)
State Public Works Board of the State of California, LR (continued):
    (Various University of California Projects)
      6.375%, 10/1/2019.....................................................                   $    5,000,000     $    5,045,100
University of California, Revenue (Multi-Purpose Project)
    6.75%, 9/1/2023 (Insured; AMBAC) (Prerefunded 9/1/1999) (a,b)...........                       37,000,000         41,139,930
COLORADO-2.2%
City and County of Denver, Airport Revenue:
    4.25%, 9/1/1995.........................................................                       10,000,000         10,000,000
    8%, 11/15/2017..........................................................                        8,175,000          8,762,782
    6.75%, 11/15/2022.......................................................                       12,000,000         12,096,360
    7.25%, 11/15/2023.......................................................                       25,765,000         27,047,839
    8.50%, 11/15/2023.......................................................                       12,750,000         14,434,530
    7.50%, 11/15/2025.......................................................                       15,000,000         15,564,300
CONNECTICUT-1.0%
Connecticut Housing Finance Authority (Housing Mortgage Finance Program):
    6.70%, 11/15/2012.......................................................                        4,000,000          4,163,800
    6.30%, 5/15/2024........................................................                        8,000,000          8,050,960
    6.50%, 5/15/2027........................................................                       18,500,000         18,633,200
Eastern Connecticut Resource Recovery Authority (American Fuel Co. Project)
    6.45%, 11/15/2022.......................................................                        7,325,000          7,411,435
DELAWARE-.5%
Delaware Economic Development Authority, Water Development Revenue
    (Wilmington Suburban Water Corp. Project) 6.80%, 12/1/2023..............                        8,000,000          8,319,360
Delaware Housing Authority, Senior Single Family Mortgage Revenue
    6.45%, 1/1/2026.........................................................                       13,200,000         13,198,416
DISTRICT OF COLUMBIA-1.9%
District of Columbia, Revenue 6.562%, 4/1/2022..............................                        8,000,000          8,200,560
Metropolitan Washington Airports Authority, Airport System Revenue:
    6.625%, 10/1/2012 (Insured; MBIA) (a)...................................                       40,400,000         42,289,508
    6.625%, 10/1/2019 (Insured; MBIA).......................................                       23,600,000         24,369,596
FLORIDA-5.1%
Brevard County Housing Finance Authority, SFMR
    6.80%, 3/1/2028.........................................................                        9,500,000          9,892,350
Charlotte County, HR (Bon Secours Health System - Saint Joseph's Hospital
Project)
    8.25%, 8/15/2018 (Prerefunded 8/15/1998) (b)............................                        7,000,000          7,929,040
Escambia County, PCR (Champion International Corp. Project)
    6.90%, 8/1/2022.........................................................                        9,000,000          9,442,710
Florida (Jacksonville Transportation Authority) 9.20%, 1/1/2015.............                        2,000,000          2,766,440

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       AUGUST 31, 1995
                                                                                                 PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                       AMOUNT           VALUE
                                                                                      ----------------    ----------------

FLORIDA (CONTINUED)
Florida Community Services Corp. Walton County Water and Sewer Revenue
    (South Walton County Regional Utility):
      6.95%, 3/1/2012.......................................................                $       3,000,000     $    3,352,290
      7%, 3/1/2018..........................................................                        3,500,000          3,822,770
Hospital Board of Directors of Lee County, HR, Refunding
    (Lee Memorial Hospital Project):
      6.206%, 4/1/2020 (Insured; MBIA)......................................                       31,000,000         31,546,840
      6.348%, 4/1/2020 (Insured; MBIA)......................................                        4,000,000          4,070,560
Orange County Health Facilities Authority, Pooled Hospital Loan Revenue,
Refunding:
    7.875%, Series A, 12/1/2025 (Insured; FGIC) (c).........................                       26,790,000         28,958,383
    7.875%, Series B, 12/1/2025 (Insured; BIGI).............................                       16,470,000         17,803,082
Palm Beach County, Solid Waste Industrial Development Revenue:
    (Okeelanta Power Limited Partnership Project) 6.70%, 2/15/2015..........                       23,400,000         22,755,564
    (Osceola Power Limited Partnership) 6.95%, 1/1/2022.....................                       33,800,000         33,313,618
Tampa, Water and Sewer System Revenue
    6.60%, 10/1/2014 (Insured; FGIC) (Prerefunded 10/1/2002) (b,c)..........                       20,000,000         22,668,200
Volusia County, Airport System Revenue (Daytona Beach Regional Airport):
    7%, 10/1/2021 (Insured; MBIA) (Prerefunded 10/1/2000) (b)...............                          810,000            920,322
    7%, 10/1/2021 (Insured; MBIA)...........................................                        2,390,000          2,612,198
GEORGIA-.9%
Fulco Hospital Authority, Revenue Anticipation Certificates
    (Saint Joseph's Hospital of Atlanta, Inc.) 5.50%, 10/1/2014.............                        9,200,000          8,317,904
Georgia Housing and Finance Authority:
    Homeownership Mortgage Zero Coupon, 12/1/2031...........................                      135,825,000         10,200,457
    Single Family Mortgage:
      7.125%, 12/1/2026.....................................................                       10,000,000         10,549,100
      6.55%, 12/1/2027......................................................                        5,495,000          5,561,380
Georgia Residential Finance Authority, Single Family Insured Mortgage
    8.30%, 12/1/2019 (Insured; FHA).........................................                        2,000,000          2,139,560
IDAHO-.8%
Idaho Housing Agency:
    Multi-Family Housing Refunding 6.70%, 7/1/2024..........................                       10,050,000         10,473,205
    Single Family Mortgage:
      6.40%, 7/1/2027.......................................................                        8,345,000          8,357,351
      6.45%, 7/1/2027.......................................................                        8,460,000          8,507,714
      6.60%, 7/1/2027.......................................................                        4,365,000          4,441,126
ILLINOIS-7.4%
Bryant, PCR, Refunding (Central Illinois Light Co. Project)
    5.90%, 8/1/2023.........................................................                       11,000,000         10,763,720

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                           AUGUST 31, 1995
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                         AMOUNT           VALUE
                                                                                              ----------------    ----------------

ILLINOIS (CONTINUED)
Chicago, Gas Supply Revenue (Peoples Gas Light and Coke Co. Project)
    5.75%, 12/1/2023.......................................................                     $   6,900,000     $    6,392,712
Chicago O'Hare International Airport, Special Facilities Revenue:
    (Lufthansa German Airlines Project)
      7.125%, 5/1/2018 (LOC; Bayerische Vereinsbank) (d)....................                        4,650,000          4,871,247
    (United Airlines Inc. Project):
      8.20%, 5/1/2018.......................................................                       19,215,000         20,936,280
      8.40%, 5/1/2018.......................................................                       20,135,000         21,926,411
      8.50%, 5/1/2018.......................................................                        6,500,000          7,108,855
      8.85%, 5/1/2018.......................................................                       15,415,000         17,517,760
Illinois Development Finance Authority, Revenue:
    (Community Rehabilitation Providers Facilities) 8.75%, 3/1/2010.........                       19,365,000         20,892,898
    Environmental Facilities (Citizens Utilities Co. Project) 5.90%, 11/15/2028                     5,490,000          5,236,472
    Pollution Control, Refunding (Central Illinois Public Service Co.):
      5.70%, 8/15/2026......................................................                        8,650,000          8,286,527
      6.375%, 1/1/2028......................................................                       14,000,000         14,283,640
Illinois Educational Facilities Authority, Revenue:
    (Art Institute of Chicago) 5.80%, 3/1/2027..............................                        4,475,000          4,181,664
    (Illinois Institute of Technology), Refunding 6.875%, 12/1/2015.........                        7,250,000          7,440,312
Illinois Health Facilities Authority, Revenue:
    (Beverly Farm Foundation) 9.125%, 12/15/2015............................                        3,730,000          4,041,828
    Refunding:
      (Evangelical Hospitals) 6.50%, 4/15/2009 (Insured; FSA)...............                        5,000,000          5,295,250
      (Mercy Hospital and Medical Center) 7%, 1/1/2015......................                        7,500,000          7,669,725
    (Southern Illinois Hospital Services) 5.85%, 3/1/2014 (Insured; MBIA)...                        7,275,000          7,154,017
    (Trinity Medical Center) 7%, 7/1/2012...................................                        3,000,000          3,033,000
Illinois Housing Development Authority:
    Homeowner Mortgage Revenue:
      6.45%, 8/1/2017.......................................................                        6,500,000          6,611,540
      6.70%, 8/1/2025.......................................................                        4,980,000          5,083,933
      6.625%, Subseries B-2, 8/1/2026.......................................                       15,385,000         15,626,698
      6.625%, Subseries C-2, 8/1/2026.......................................                        2,200,000          2,235,156
    Multi-Family Housing (Lawndale Redevelopment Project)
      6.90%, 12/1/2026......................................................                        8,750,000          9,026,325
    Multi-Family Program 6.75%, 9/1/2021....................................                        8,750,000          8,990,538
    Residential Mortgage Revenue 6.874%, 2/1/2018 ..........................                       14,600,000         15,034,788
    Section 8 Elderly Housing Revenue (Morningside North Development)
      6.85%, 1/1/2021.......................................................                       11,220,000         11,551,102
Peru, Electric System Revenue 5.75%, 5/1/2025 (Insured; FGIC)...............                        6,750,000          6,498,697
Robbins, RRR (Robbins Resource Recovery Partners)
    9.25%, 10/15/2014.......................................................                       32,000,000         35,213,440

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                            AUGUST 31, 1995
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT              VALUE
                                                                                              ----------------    ----------------

INDIANA-6.3%
Allen County, COP:
    8.125%, 11/1/2017 (Prerefunded 5/1/1997) (b)............................                   $    5,000,000     $    5,419,950
    Refunding 6.50%, 11/1/2008..............................................                        5,000,000          5,260,950
Brownsburg School Building Corp., First Mortgage
    6.10%, 2/1/2013 (Insured; CGIC).........................................                        7,500,000          7,604,175
Burns Harbor Solid Waste Disposal Facilities, Revenue
    (Bethlehem Steel Corp. Project) 8%, 4/1/2024............................                        6,000,000          6,403,980
Danville Community Elementary School Building Corp., First Mortgage
    6.90%, 1/15/2010........................................................                        4,400,000          4,720,364
Fort Wayne Hospital Authority, HR (Lutheran Hospital)
    8%, 2/15/2003 (Prerefunded 2/15/1998) (b)...............................                        7,000,000          7,627,130
Hammond Multi-School Building Corp., First Mortgage:
    6%, 1/15/2013...........................................................                        1,760,000          1,847,419
    7.10%, 1/15/2015 (Prerefunded 7/15/2001) (b)............................                        5,585,000          6,403,258
    6%, 1/15/2018...........................................................                        1,250,000          1,318,162
Indiana Development Finance Authority, Environmental Revenue (PSI Energy
Inc.)
    5.75%, 2/15/2028........................................................                        8,000,000          7,573,600
Indiana Health Facility Financing Authority, HR
    Refunding (Welborn Memorial Baptist Hospital) 5.60%, 7/1/2018...........                        3,195,000          2,897,162
Indiana Office Building Commission, Correctional Facilities Program Revenue
    6.375%, 7/1/2016........................................................                       25,000,000         25,616,250
Indiana Transportation Finance Authority, Airport Facility LR
    6.50%, 11/1/2007........................................................                       12,500,000         13,296,750
Indianapolis Airport Authority, Special Facility Revenue (United Airlines
Project)
    6.50%, 11/15/2031.......................................................                       22,900,000         22,398,032
Indianapolis Local Public Improvement Bond Bank
    8.50%, 2/1/2018 (Prerefunded 2/1/1998) (b)..............................                       73,000,000         81,592,830
IPS School Building Corp., First Mortgage 6.10%, 1/15/2020..................                       11,000,000         11,085,910
Jefferson County Hospital Authority, Hospital Facility Revenue, Refunding
    (Kings Daughter's Hospital) 8.50%, 8/15/2013............................                        3,000,000          3,259,950
Lake Central Multi-District School Building Corp., First Mortgage Refunding
    5.375%, 7/1/2012........................................................                        4,360,000          4,128,528
Lebanon High School Building Corp., First Mortgage Refunding
    5.75%, 7/1/2005.........................................................                        2,000,000          2,052,020
Logansport Multi - Purpose School Building Corp., First Mortgage Refunding
    6%, 1/1/2009............................................................                        7,645,000          7,796,371
Monroe County Community School Corp., School Building Corp.,
    First Mortgage Refunding 6.60%, 7/1/2009................................                        3,080,000          3,313,033

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                           AUGUST 31, 1995
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT              VALUE
                                                                                              ----------------    ----------------

INDIANA (CONTINUED)
Noblesville High School Building Corp., First Mortgage 5.75%, 2/15/2015.....                 $     20,060,000     $   19,510,356
IOWA-.4%
Iowa Finance Authority, Revenue:
    Hospital Facility Refunding (Jennie Edmundson Memorial Hospital)
      7.65%, 11/1/2016......................................................                        4,850,000          5,067,377
    Single Family Mortgage (Mortgage Backed Securities Program)
      6.65%, 7/1/2028.......................................................                       12,070,000         12,328,660
KANSAS-1.6%
Kansas Department of Transportation, Highway Revenue
    6.50%, 3/1/2012 (Prerefunded 3/1/2002) (b)..............................                        7,840,000          8,766,610
Wichita, HR 6.464%, 10/1/2022 (Insured; MBIA)...............................                       51,300,000         52,838,487
KENTUCKY-2.2%
City of Ashland, Sewage and Solid Waste Revenue
    (Ashland Inc. Project) 7.125%, 2/1/2022.................................                       13,170,000         13,890,399
Kenton County Airport Board, Airport Revenue:
    (Greater Cincinnati International Airport):
      8.25%, 3/1/2015 (Prerefunded 3/1/1998) (b)............................                        2,395,000          2,668,533
      8.25%, 3/1/2015.......................................................                       10,945,000         12,098,384
    Special Facilities (Delta Airlines Project) 7.125%, 2/1/2021............                        8,455,000          8,715,499
Mount Sterling, LR (Kentucky League Cities Funding):
    6.15%, 3/1/2013.........................................................                        3,000,000          3,004,260
    6.10%, 3/1/2018.........................................................                        7,955,000          8,062,313
Pendleton County, Multi-County Lease Revenue
    (Kentucky Associates Counties Leasing Trust Program) 6.50%, 3/1/2019....                       26,000,000         26,798,200
Trimble County, PCR (Louisville Gas and Electric Co. Project):
    7.625%, 11/1/2020 (Prerefunded 11/1/2000) (b)...........................                        1,445,000          1,678,310
    7.625%, 11/1/2020.......................................................                        7,555,000          8,410,755
LOUISIANA-1.5%
Beauregard Parish, Revenue (Boise Cascade Corp. Project):
    Refunding 7.75%, 6/1/2021...............................................                        3,420,000          3,643,736
    Solid Waste Disposal 6.30%, 8/1/2023....................................                        5,650,000          5,504,908
Louisiana Public Facilities Authority, Revenue
    (Tulane University of Louisiana):
      6.625%, 11/15/2021....................................................                        7,270,000          7,592,134
      6.625%, 11/15/2021 (Prerefunded 11/15/2002) (b).......................                        2,150,000          2,433,886
Parish of Saint Charles, PCR (Louisiana Power and Lighting Co. Project)
    8.25%, 6/1/2014.........................................................                        7,500,000          8,361,975
Parish of West Feliciana, PCR:
    (Gulf States Utilities Co. Project) 9%, 5/1/2015........................                       13,500,000         15,438,600

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                        AUGUST 31, 1995
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                       AMOUNT               VALUE
                                                                                              ----------------    ----------------

LOUISIANA (CONTINUED)
Parish of West Feliciana, PCR (continued):
    (Gulf States Utilities-I) 7.70%, 12/1/2014..............................                   $   14,000,000     $   14,901,740
MAINE-1.1%
Jay, SWDR (International Paper Co. Project) 6%, 12/1/2017...................                        7,105,000          6,892,205
Maine Financial Authority, Solid Waste Revenue
    Recycling Facilities (Great Northern Paper, Inc. Project-Bowater Inc.
Obligor)
    7.75%, 10/1/2022........................................................                        8,165,000          8,706,258
Maine Health and Higher Education Facilities Authority, Revenue, Refunding
    5.70%, 7/1/2013 (Insured; FSA)..........................................                        5,000,000          4,879,350
Maine Housing Authority, Mortgage Purchase
    6.875%, 11/15/2023......................................................                       14,000,000         14,442,680
Skowhegan, SWDR (S.D. Warren Co. Project) 8.40%, 10/1/2015..................                        7,700,000          8,544,767
MARYLAND-2.2%
Community Development Administration,
    Department of Housing and Community Development State of Maryland,
    Single Family Program Bonds:
      6.80%, 4/1/2024.......................................................                       33,980,000         34,920,566
      6.55%, 4/1/2026.......................................................                        9,260,000          9,386,862
      6.75%, 4/1/2026.......................................................                       20,000,000         20,561,600
Maryland Health and Higher Educational Facilities Authority,
    Revenue (Maryland General Hospital Issue):
      6.125%, 7/1/2019 (Insured; MBIA)......................................                        1,815,000          1,834,130
      6.20%, 7/1/2024 (Insured; MBIA).......................................                        4,000,000          4,059,440
Northeast Waste Disposal Authority, Solid Waste Revenue
    (Montgomery County Resource Recovery Project) 6.30%, 7/1/2016...........                       15,000,000         15,052,800
MASSACHUSETTS-3.3%
Massachusetts Consolidated Loan 5.625%, 8/1/2015 (Insured; MBIA)............                       15,690,000         15,151,833
Massachusetts Housing Finance Agency, Revenue:
    Housing:
      6.65%, 7/1/2019 (Insured; AMBAC)......................................                        7,275,000          7,506,490
      6.50%, 7/1/2025 (Insured; AMBAC)......................................                        4,140,000          4,194,068
      6.60%, 1/1/2037 (Insured; AMBAC)......................................                        7,100,000          7,192,229
    Single Family Housing:
      6.60%, 12/1/2024......................................................                       19,550,000         19,802,390
      7.125%, 6/1/2025......................................................                       26,975,000         28,210,994
      6.65%, 12/1/2027......................................................                        7,200,000          7,322,328
Massachusetts Industrial Finance Agency, Revenue:
    Museum (Norman Rockwell Stockbridge) 8.125%, 7/1/2011...................                        3,160,000          3,346,693
    (Provider Lease Program) 8.75%, 7/15/2009...............................                        2,950,000          3,150,806

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      AUGUST 31, 1995
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT           VALUE
                                                                                              ----------------    ----------------

MASSACHUSETTS (CONTINUED)
Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue
    5.45%, 7/1/2018.........................................................                   $   20,600,000      $  19,007,620
The New England Education Loan Marketing Corp., Student Loan Refunding
    5.70%, 7/1/2005.........................................................                       16,500,000         16,590,915
MICHIGAN-2.9%
Detroit:
    Refunding 6.375%, 4/1/2006..............................................                        8,635,000          8,871,772
    Water Supply System Revenue 6.375%, 7/1/2022 (Insured; FGIC)............                        8,400,000          8,537,676
The Economic Development Corp. of the County of Gratiot,
    Limited Obligation Economic Development Revenue (Danly Die Set Project)
    7.625%, 4/1/2007........................................................                        3,200,000          3,356,224
Michigan Hospital Finance Authority, Revenue:
    Hospital Refunding (Genesys Health System Obligated Group):
      8.125%, 10/1/2021.....................................................                       15,000,000         16,156,050
      7.50%, 10/1/2027......................................................                       13,000,000         13,312,390
    (Metropolitan Hospital) 8.125%, 7/1/2018 (Prerefunded 7/1/1999) (b).....                        5,000,000          5,788,500
    (Sisters of Mercy) 6.30%, 2/15/2022 (Insured; FSA)......................                       36,200,000         36,551,502
Western Townships Utilities Authority, Sewer Disposal System
    (Limited Tax GO):
      8.125%, 1/1/2009......................................................                        8,765,000          9,879,820
      8.20%, 1/1/2018.......................................................                        9,250,000         10,447,782
      8.30%, 1/1/2019.......................................................                        1,000,000          1,132,550
MINNESOTA-2.3%
Minneapolis, HR, Refunding (Lifespan Inc. Issue)
    9.125%, 12/1/2014 (Prerefunded 12/1/1997) (b)...........................                        4,000,000          4,518,000
Minnesota Housing Finance Agency, Single Family Mortgage:
    6.40%, 7/1/2015.........................................................                        6,000,000          6,081,360
    6.40%, 7/1/2017.........................................................                        8,500,000          8,601,490
    6.90%, 7/1/2022.........................................................                        7,265,000          7,569,113
    6.50%, 7/1/2024.........................................................                       15,870,000         16,071,232
    6.45%, 7/1/2025.........................................................                       30,210,000         30,472,223
Rochester Health Care Facilities, Revenue 6.026%, 11/15/2015................                       18,000,000         18,068,580
MISSOURI-.5%
Missouri Higher Education Loan Authority, Student Loan Revenue
    6.75%, 2/15/2009........................................................                       11,500,000         11,900,315
Saint Louis, Airport Revenue, Refunding and Improvement
    (Lambert-Saint Louis International Airport Project)
    6.125%, 7/1/2015 (Insured; FGIC)........................................                        8,000,000          8,088,800

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                    AUGUST 31, 1995
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT            VALUE
                                                                                              ----------------    ----------------

MONTANA-1.0%
Montana Board of Housing (Single Family Program)
    6.35%, 12/1/2021 (e)....................................................                   $    7,255,000     $    7,290,840
Montana Health Facility Authority, HR
    (Deaconess-Billings Clinic Health System Project) 5.342%, 2/15/2025.....                       27,700,000         24,948,005
Montana Higher Education Student Assistance Corp., Student Loan Revenue
    5.95%, 12/1/2012........................................................                        7,500,000          7,286,700
NEVADA-1.3%
Clark County, IDR (Nevada Power Co. Project) 6.70%, 6/1/2022 (Insured; FGIC) (a)                   25,895,000         27,129,674
Nevada Housing Division (Single Family Program)
    6.80%, 4/1/2027.........................................................                        9,960,000         10,246,649
Washoe County:
    Gas Facilities Revenue (Sierra Pacific Power Co. Project)
      6.70%, 11/1/2032 (Insured; MBIA)......................................                       10,000,000         10,538,700
    Gas and Water Facilities Revenue, Refunding (Sierra Pacific)
      6.30%, 12/1/2014 (Insured; AMBAC).....................................                        4,375,000          4,513,819
NEW HAMPSHIRE-5.4%
Business Finance Authority of the State of New Hampshire,
    State Guaranteed Airport Revenue (Manchester Airport Project):
      6.50%, 1/1/2019.......................................................                       12,600,000         12,825,288
      6.375%, 1/1/2022......................................................                        8,650,000          8,785,718
New Hampshire Higher Educational and Health Facilities Authority, Revenue,
Refunding:
    (Franklin Pierce College Issue) 6%, 10/1/2013...........................                        4,655,000          4,490,632
    (Wentworth - Douglas Hospital):
      8.375%, 1/1/2006 (Prerefunded 1/1/1997) (b)...........................                        2,300,000          2,475,950
      8.50%, 1/1/2015 (Prerefunded 1/1/1997) (b)............................                        7,700,000          8,301,447
New Hampshire Housing Finance Authority:
    Multi-Family Housing:
      7.55%, 7/1/2013.......................................................                        4,205,000          4,704,722
      (Mariners Village Project):
          6.50%, 7/1/2026 (Insured; FHA)....................................                        3,195,000          3,222,669
          6.60%, 1/1/2038 (Insured; FHA)....................................                        7,365,000          7,428,413
    Single Family Mortgage:
      7.25%, 1/1/2016.......................................................                        4,000,000          4,260,600
      6.05%, 7/1/2025.......................................................                       33,495,000         32,678,727
      6.55%, 7/1/2026.......................................................                       22,415,000         22,687,566
    Single Family Residential Mortgage:
      6.85%, 7/1/2016.......................................................                        7,235,000          7,548,927
      5.60%, 7/1/2017.......................................................                        6,000,000          5,565,120
      7.10%, 1/1/2023.......................................................                       26,645,000         28,044,662
      7.75%, 7/1/2023.......................................................                       18,225,000         19,362,604
      6.85%, 1/1/2025.......................................................                       10,885,000         11,190,107

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      AUGUST 31, 1995
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT              VALUE
                                                                                              ----------------    ----------------

NEW HAMPSHIRE (CONTINUED)
New Hampshire Housing Finance Authority (continued):
    Single Family Residential Mortgage (continued):
      6.95%, 1/1/2026.......................................................                   $   10,410,000     $   10,809,952
New Hampshire Industrial Development Authority, Revenue
    (Pollution Control Public Service Co. Project) 7.65%, 5/1/2021..........                       18,300,000         19,384,641
NEW JERSEY-3.8%
Howell Township Municipal Utilities Authority, Revenue
    8.60%, 1/1/2014 (Prerefunded 7/1/1998) (b)..............................                        4,000,000          4,535,080
New Jersey Economic Development Authority, PCR
    (Public Service Electric and Gas Co. Project)
    6.40%, 5/1/2032 (Insured; MBIA) (a).....................................                       32,040,000         33,265,850
New Jersey Health Care Facilities Financing Authority, Revenue:
    (Atlantic City Medical Center) 8.375%, 8/1/2020 (Insured; FHA)
      (Prerefunded 2/1/1998) (b)............................................                        8,510,000          9,482,267
    (Kimball Medical Center) 8%, 7/1/2013...................................                       16,550,000         17,586,527
    (Newton Memorial Hospital) 7.50%, 7/1/2019..............................                        5,000,000          5,224,100
New Jersey Housing and Mortgage Finance Agency, Revenue:
    6%, 11/1/2002...........................................................                        5,440,000          5,727,014
    6.20%, 11/1/2004........................................................                        9,300,000          9,845,259
    6.45%, 11/1/2007........................................................                       15,260,000         15,989,123
New Jersey Transportation Trust Fund Authority,
    Transportation System 5.75%, 6/15/2014 (Insured; MBIA)..................                       30,000,000         30,098,700
New Jersey Wastewater Treatment Trust, Insured Loan Revenue
    9%, 9/1/2007 (Prerefunded 9/1/1997) (b).................................                        6,000,000          6,693,120
Passaic County Utilities Authority, Solid Waste System Revenue 7%, 11/15/2007                       6,740,000          6,818,656
Pollution Control Financing Authority of Salem County, PCR, Refunding
    (Public Service Electric and Gas Co. Project)
    6.25%, 6/1/2031 (Insured; MBIA).........................................                        6,500,000          6,673,225
NEW MEXICO-.8%
Albuquerque, HR, Refunding (Presbyterian Health Care Services)
    6.375%, 8/1/2007 (Insured; MBIA)........................................                        4,500,000          4,844,925
New Mexico Educational Assistance Foundation, Student Loan Revenue
    7.45%, 3/1/2010.........................................................                       12,045,000         12,771,314
New Mexico Mortgage Financing Authority:
    6.85%, 7/1/2015.........................................................                        5,100,000          5,450,574
    6.75%, 7/1/2025.........................................................                        2,250,000          2,462,760
    6.80%, 1/1/2026.........................................................                        5,500,000          6,020,410
NEW YORK-4.8%
New York City:
    8%, 6/1/1996............................................................                        3,685,000          3,783,611

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                        AUGUST 31, 1995
                                                                                                 PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                       AMOUNT              VALUE
                                                                                             ----------------     ----------------

NEW YORK (CONTINUED)
New York City (continued):
    7.50%, 2/1/2003.........................................................                   $    9,000,000      $   9,953,910
    8.25%, 6/1/2006.........................................................                        2,750,000          3,236,998
    7.25%, 8/15/2007........................................................                        6,790,000          7,427,513
    6.375%, 8/15/2011.......................................................                       31,285,000         31,348,509
New York City Industrial Development Agency, Special Facilities Revenue
    (1994 American Airlines, Inc., Project) 6.90%, 8/1/2024.................                        6,000,000          6,208,800
New York State Dormitory Authority, Revenue:
    City University:
      7.50%, 7/1/2010.......................................................                       10,000,000         11,544,300
      Refunding 8.125%, 7/1/2008............................................                        9,725,000         10,873,231
    Judicial Facility Lease (Suffolk County Issue) 9.50%, 4/15/2014.........                        8,000,000          9,377,040
New York State Energy, Research and Development Authority, Revenue,
    Electric Facilities (Con Edison Co. Project) 7.50%, 1/1/2026............                       23,970,000         25,925,233
New York State Local Government Assistance Corp.
    6.25%, 4/1/2021.........................................................                        9,735,000          9,830,792
New York State Medical Care Facilities Finance Agency, Revenue
    Mental Health Services Facilities Improvement 7.875%, 8/15/2020.........                       12,125,000         13,294,820
New York State Mortgage Agency, Revenue (Homeowner Mortgage)
    6.65%, 10/1/2025........................................................                       17,220,000         17,524,794
New York State Thruway Authority, Local Highway and Bridge Service Contract
    6.45%, 4/1/2015 (e).....................................................                       16,385,000         16,718,762
New York State Urban Development Corp., Revenue (Correctional Capital Facilities)
    6.25%, 1/1/2020.........................................................                       12,100,000         12,038,774
NORTH CAROLINA-1.3%
Martin County Industrial Facilities and Pollution Control Financing
Authority,
    Revenue (Solid Waste-Weyerhaeuser Co.) 5.65%, 12/1/2023.................                       15,440,000         14,064,759
North Carolina Housing Finance Agency, Single Family Revenue
    6.50%, 9/1/2026.........................................................                        7,000,000          7,084,770
North Carolina Medical Care Community, HR:
    (Alamance Health Services Inc. Project):
      5.50%, 8/15/2013 (Insured; FSA).......................................                        5,000,000          4,817,650
      Refunding 6.375%, 8/15/2012 (Insured; FSA)............................                        3,000,000          3,140,370
    (Duke University Hospital Project) 7%, 6/1/2021 (Prerefunded 6/1/2001) (b)                      2,000,000          2,289,300
Pitt County, Revenue (Pitt County Memorial Hospital) 6.90%, 12/1/2021.......                       12,000,000         12,733,200
Winston Salem, COP 6.90%, 6/1/2011 (Prerefunded 6/1/2001) (b)...............                        5,245,000          5,940,067
NORTH DAKOTA-.3%
North Dakota Housing Finance Agency:
    (Housing Mortgage Finance Program) 6.75%, 7/1/2025......................                        6,610,000          6,772,408

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                        AUGUST 31, 1995
                                                                                                 PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                       AMOUNT              VALUE
                                                                                              ----------------    ----------------

NORTH DAKOTA (CONTINUED)
North Dakota Housing Finance Agency (continued):
    SFMR:
      8.375%, 7/1/2021......................................................                   $    2,275,000     $    2,406,882
      6.80%, 7/1/2023.......................................................                        3,290,000          3,407,914
OHIO-.4%
Cuyahoga County, HR (Meridia Health System) 7%, 8/15/2023...................                        7,000,000          7,347,200
Hamilton County, Hospital Facilities Revenue, Refunding (Bethesda Hospital)
    6.25%, 1/1/2012.........................................................                        3,115,000          3,167,488
Ohio Air Quality Development Authority, PCR (Cincinnati Gas and Electric)
    10.125%, 12/1/2015......................................................                        5,500,000          5,721,320
OKLAHOMA-1.3%
Claremore Industrial and Redevelopment Authority, Economic Development
Revenue
    (Yuba Project) 8.375%, 7/1/2011.........................................                        7,500,000          7,999,050
Southern Oklahoma Memorial Hospital Authority, HR 6.60%, 12/1/2012..........                        5,725,000          5,887,705
Tulsa Municipal Airport Trust, Revenue:
    (AMR Corp.) 7.60%, 12/1/2030............................................                       14,390,000         15,258,868
    (American Airlines) 7.375%, 12/1/2020...................................                       23,000,000         24,023,960
PENNSYLVANIA-1.2%
Delaware County Industrial Development Authority, Water Facilities Revenue
    (Philadelphia Suburban Water) 6.35%, 8/15/2025 (Insured; FGIC)..........                       10,000,000         10,141,800
Pennsylvania Economic Development Financing Authority,
    Exempt Facilities Revenue (MacMillan Ltd. Partnership Project)
    7.60%, 12/1/2020........................................................                        4,500,000          4,873,365
Philadelphia Hospitals and Higher Educational Facilities Authority, HR
    (Philadelphia MR Project) 8.625%, 8/1/2011 (Prerefunded 8/1/1996) (b)...                        3,000,000          3,191,790
Quakertown General Authority, Revenue (Community Mental Health/Retardation):
    8.75%, 11/1/2000........................................................                        1,755,000          1,924,884
    8.875%, 11/1/2010.......................................................                        6,420,000          7,046,785
Ridley Park Hospital Authority, Revenue (Taylor Hospital)
    8.625%, 12/1/2020 (Prerefunded 12/1/2000) (b)...........................                       10,000,000         12,056,500
Schuykill County Industrial Development Authority, RRR, Refunding
    (Schuykill Energy Resource Inc.) 6.50%, 1/1/2010........................                        7,675,000          7,754,590
RHODE ISLAND-1.5%
Rhode Island Health and Educational Building Corp., Revenue:
    (Johnson and Wales University) 8.375%, 4/1/2020 (Prerefunded 4/1/2000) (b)                     11,000,000         12,956,460
    (Landmark Medical Center) 5.60%, 10/1/2012..............................                        5,000,000          4,711,400
Rhode Island Housing and Mortgage Finance Corp.
    (Homeownership Opportunity):
      6.95%, 4/1/2022.......................................................                        9,250,000          9,590,308

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      AUGUST 31, 1995
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT           VALUE
                                                                                              ----------------    ----------------

RHODE ISLAND (CONTINUED)
Rhode Island Housing and Mortgage Finance Corp.
    (Homeownership Opportunity) (continued):
      6.60%, 10/1/2025......................................................                   $   10,270,000     $   10,368,489
      6.50%, 4/1/2027.......................................................                        9,835,000          9,961,970
      6.85%, 4/1/2027.......................................................                        5,750,000          6,009,325
Rhode Island Port Authority and Economic Development Corp., Airport Revenue
    5.25%, 7/1/2015 (Insured: FSA)..........................................                        6,000,000          5,430,060
SOUTH CAROLINA-1.0%
Richland County, Solid Waste Disposal Facilities Revenue
    (Union Camp Corp. Project) 7.125%, 9/1/2021.............................                        6,250,000          6,640,625
South Carolina Housing Finance and Development Authority,
    Mortgage Revenue:
      6.55%, 7/1/2015.......................................................                        3,950,000          4,039,823
      6.65%, 7/1/2019.......................................................                        3,500,000          3,570,525
      6.75%, 7/1/2026.......................................................                        7,000,000          7,188,510
      6.70%, 7/1/2027.......................................................                        8,000,000          8,193,600
Spartanburg County, Hospital Facilities Improvement Revenue, Refunding
    (Mary Black Memorial Project) 8.25%, 10/1/2008 (Prerefunded 10/1/1998) (b)                      5,000,000          5,652,050
York County, Industrial Revenue, Exempt Facility (Hoechst Celanese)
    5.70%, 1/1/2024.........................................................                        5,000,000          4,667,750
SOUTH DAKOTA-.1%
South Dakota Housing Development Authority, Homeownership Mortgage
    5.70%, 5/1/2013.........................................................                        2,250,000          2,165,018
TENNESSEE-2.6%
Humphreys County Industrial Development Board, SWDR
    (E.I. Dupont Denemours and Co. Project) 6.70%, 5/1/2024.................                       21,070,000         21,864,128
McMinn County Industrial Development Board, PCR (Calhoun Newsprint Co.
Project)
    7.625%, 3/1/2016........................................................                       15,000,000         15,861,750
Metropolitan Government Nashville and Davidson County, Water and Sewer
Revenue
    6.074%, 1/1/2022 (Insured; AMBAC).......................................                       15,000,000         14,988,750
Tennessee Housing Development Agency, Mortgage Finance:
    6.45%, 7/1/2021.........................................................                       11,565,000         11,668,391
    6.90%, 7/1/2025.........................................................                        4,150,000          4,313,137
    6.55%, 7/1/2026.........................................................                       31,735,000         32,280,207
TEXAS-6.1%
Alliance Airport Authority Inc., Special Facilities Revenue
    (American Airlines Inc. Project):
      7%, 12/1/2011.........................................................                       12,330,000         12,890,645
      7.50%, 12/1/2029......................................................                       25,905,000         27,242,475

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                     AUGUST 31, 1995
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT           VALUE
                                                                                           ----------------    ----------------

TEXAS (CONTINUED)
Angelina and Neches River Authority, SWDR (Champion International Corp.
Project)
    7.375%, 5/1/2015........................................................                   $    5,570,000      $   5,868,218
Austin, Airport System Prior Lien Revenue 6.125%, 11/15/2025 (Insured MBIA) (e)                    15,250,000         15,237,800
Bexar Metropolitan Water District, Waterworks System Revenue
    6.35%, 5/1/2025 (Insured; MBIA).........................................                        3,200,000          3,281,856
Brazos County Health Facility Development Corp., Franciscan Services Corp.
Revenue,
    Refunding (Saint Joseph's Hospital and Health Center)
    8.875%, 1/1/2015 (Prerefunded 1/1/1998) (b).............................                       14,875,000         16,670,264
Denison Hospital Authority, HR, Refunding (Texoma Medical Center Project)
    8%, 9/1/2016............................................................                        8,790,000          9,081,389
Gulf Coast Waste Disposal Authority, Revenue:
    (Champion International Corp.):
      7.375%, 10/1/2025.....................................................                       12,000,000         12,775,320
      6.875%, 12/1/2028.....................................................                        6,000,000          6,183,720
    Solid Waste Disposal (Occidental Petroleum Corp. Project) 7%, 11/1/2020.                        7,725,000          7,933,961
Harris County Hospital District, Mortgage Revenue, Refunding
    7.40%, 2/15/2010 (Insured; AMBAC).......................................                        5,000,000          5,867,200
Houston Hotel Occupancy Tax, Revenue 7%, 7/1/2009 (Insured; FGIC)
    (Prerefunded 7/1/2001) (b)..............................................                       12,225,000         13,756,670
Lower Neches Valley Authority Industrial Development Corp.,
    Sewer Facilities Revenue (Mobil Oil Refining Corp. Project)
    6.40%, 3/1/2030.........................................................                       28,785,000         28,947,635
Rio Grande Valley Health Facilities Development Corp., HR, Refunding
    (Valley Baptist Medical Center Project) 6.40%, 8/1/2016 ................                       11,200,000         11,544,064
Sabine River Authority, PCR (Collateralized-Texas Utilities Electric Project)
    8.25%, 10/1/2020........................................................                        4,000,000          4,374,520
Texas, GO (Veterans Housing Assistance Program)
    7%, 12/1/2025...........................................................                       30,500,000         31,872,805
Texas General Service Commission, Lease Purchase Agreement
    7.50%, 3/1/2012.........................................................                        6,855,000          7,049,888
Texas Higher Education Coordinating Board,
    College Student Loan Revenue (Senior Lien):
      7.45%, 10/1/2006......................................................                        4,050,000          4,234,316
      Zero Coupon, 10/1/2025................................................                        3,010,000          1,892,086
      7.70%, 10/1/2025......................................................                        2,725,000          2,844,382
Texas Public Property Finance Corp., Revenue
    (Mental Health and Retardation Project):
      8.625%, 11/1/2000.....................................................                        2,110,000          2,330,031
      8.75%, 11/1/2010......................................................                        4,745,000          5,393,452
Texas Water Resources Finance Authority, Revenue 7.625%, 8/15/2008..........                        4,990,000          5,323,881

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                           AUGUST 31, 1995
                                                                                                 PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT              VALUE
                                                                                              ----------------    ----------------

UTAH-1.4%
Carbon County, SWDR, Refunding (Sunnyside Cogeneration) 9.25%, 7/1/2018.....                   $   20,000,000     $   21,846,800
Utah Housing Finance Agency, Single Family Mortgage:
    6.55%, 1/1/2022.........................................................                        5,340,000          5,403,226
    6.65%, 7/1/2026.........................................................                        3,600,000          3,671,316
    6.40%, 1/1/2027.........................................................                        6,875,000          6,949,113
    6.65%, 7/1/2027.........................................................                       10,340,000         10,551,039
    7%, 7/1/2027............................................................                        5,250,000          5,488,613
Utah Municipal Finance Cooperative, Local Government Revenue
    (Pooled Capital-Salt Lake):
      Zero Coupon, 3/1/2013 (Insured: FSA)..................................                        3,690,000          1,289,249
      Zero Coupon, 3/1/2014 (Insured: FSA)..................................                        3,190,000          1,042,045
      Zero Coupon, 3/1/2015 (Insured: FSA)..................................                        3,540,000          1,080,302
VERMONT-.3%
Vermont Housing Finance Agency, Single Family Housing 6.875%, 5/1/2025......                       10,500,000         10,793,160
VIRGINIA-2.1%
Giles County Industrial Development Authority,
    Solid Waste Disposal Facility Revenue (Hoechst Celanese Corp. Project)
    6.625%, 12/1/2022.......................................................                        8,715,000          8,910,129
Henrico County Industrial Development Authority, Revenue
    (Maryview Hospital Project) 7.50%, 9/1/2011 (Prerefunded 8/1/2000) (b)..                        5,475,000          6,285,136
Virginia Housing Development Authority, Commonwealth Mortgage:
    6.55%, 7/1/2017 (e).....................................................                        3,935,000          3,978,639
    6.60%, 7/1/2020 (e).....................................................                        3,025,000          3,063,024
    6.20%, 7/1/2021.........................................................                       15,000,000         14,566,350
    6.70%, 1/1/2022.........................................................                        6,950,000          7,098,522
    6.40%, 7/1/2022 (Insured; MBIA).........................................                       24,000,000         24,303,600
    6.60%, 7/1/2022 (e).....................................................                        4,635,000          4,689,090
    6.85%, 1/1/2027.........................................................                        8,000,000          8,213,200
WASHINGTON-1.6%
Pilchuck Development Public Corp., Revenue, Special Facilities Airport
    (Tramco Inc. Project) 6%, 8/1/2023......................................                       15,150,000         13,729,385
Public Utility District No. 1 of Chelan County,
    Chelan Hydro Consolidated System Revenue 6.55%, 7/1/2023................                       10,000,000         10,224,100
Public Utility District No. 1 of Douglas County,
    Wells Hydroelectric Revenue:
      6.15%, 9/1/2013.......................................................                        2,000,000          2,008,880
      6.20%, 9/1/2018.......................................................                        3,000,000          3,002,190
Puyallup School District No. 3, Pierce County:
    6.65%, 12/1/2007 (Insured; AMBAC).......................................                        2,000,000          2,170,580
    6.70%, 12/1/2008 (Insured; AMBAC).......................................                        4,515,000          4,879,631

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                           AUGUST 31, 1995
                                                                                                PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                      AMOUNT               VALUE
                                                                                             ----------------    ----------------

WASHINGTON (CONTINUED)
Snohomish County School District No. 6, Mukilteo
    6.50%, 12/1/2011........................................................                   $    7,700,000     $    8,295,210
Tacoma, Electric System Revenue 6.513% 1/1/2015 (Insured; AMBAC)............                       12,000,000         12,373,320
Washington 10%, 10/1/2002 (Insured; MBIA) (Prerefunded 10/1/96) (b).........                        3,000,000          3,196,710
Washington Health Care Facilities Authority, Revenue
    (Harrison Memorial Hospital, Bremerton) 5.30%, 8/15/2014 (Insured; AMBAC)                       5,000,000          4,590,800
WEST VIRGINIA-.2%
Braxton County, Solid Waste Disposal Revenue (Weyerhaeuser Co. Project)
    6.50%, 4/1/2025.........................................................                        8,000,000          8,096,800
WISCONSIN-1.4%
Janesville, IDR (Simmons Manufacturing Co., Inc. Project)
    7%, 10/15/2017..........................................................                        3,000,000          3,158,610
Madison, Industrial Development Revenue (Madison Gas and Electric Co.
Project)
    6.75%, 4/1/2027.........................................................                       10,000,000         10,476,200
Wisconsin Housing and Economic Development Authority,
    Homeownership Revenue:
      6.45%, 3/1/2017.......................................................                        7,000,000          7,149,800
      6.30%, 3/1/2026.......................................................                       30,750,000         30,218,333
Wisconsin Municipal Mutual Insurance Co., Revenue
    8.50%, 12/1/2007 (LOC; Fuji Bank) (d)...................................                        2,500,000          2,712,225
WYOMING-.8%
Sweetwater County, SWDR (FMC Corp. Project):
    7%, 6/1/2024............................................................                        6,080,000          6,250,118
    6.90%, 9/1/2024.........................................................                       16,225,000         16,588,602
Uinta County Hospital Facility, Revenue, Refunding
    (IHC Hospitals Inc.) 7.25%, 2/15/2019...................................                        7,350,000          7,866,558
U.S. RELATED-.5%
Commonwealth of Puerto Rico, 5.85%, 7/1/2010................................                        5,725,000          5,710,401
Puerto Rico Highway and Transportation Authority, Highway Revenue
    5.50%, 7/1/2008.........................................................                       14,000,000         13,463,380
                                                                                                                  ----------------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
    (cost $ 3,536,616,661)..................................................                                      $3,678,674,596
                                                                                                                 =================


SHORT-TERM MUNICIPAL INVESTMENTS-7.0%
ARIZONA-.0%
Apache County Industrial Development Authority, IDR, VRDN
    (Tucson Electric Power-Springerville Project) 3.70% (f).................                   $      300,000       $    300,000

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                 AUGUST 31, 1995
                                                                                                PRINCIPAL
SHORT-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                     AMOUNT               VALUE
                                                                                             ----------------    ----------------

ARIZONA (CONTINUED)
Pima County Industrial Development Authority,
    Industrial Revenue, VRDN (Tuscon Electric):
      3.65% (LOC; Bank America National Trust and Saving Association) (d,f).                   $    1,000,000      $   1,000,000
      (Irvington Project) 3.65% (LOC; Societe Generale) (d,f)...............                          100,000            100,000
COLORADO-.0%
Colorado Student Obligation Bond Authority, Student Loan Revenue, VRDN
    3.55% (f)...............................................................                          200,000            200,000
FLORIDA-1.0%
Dade County, Water and Sewer System Revenue, VRDN
    3.45% (Insured; FGIC) (f)...............................................                       17,100,000         17,100,000
Jacksonville, PCR, Refunding VRDN (Florida Power and Light Co. Project)
    3.35% (f)...............................................................                       22,840,000         22,840,000
IOWA-1.0%
Iowa Finance Authority, SWDR, VRDN (Cedar River Paper Co. Project):
    3.50% (LOC; Swiss Bank Corp.) (d,f).....................................                       25,000,000         25,000,000
    3.50% (LOC; Swiss Bank Corp.) (d,f).....................................                       13,000,000         13,000,000
LOUISIANA-.2%
West Feliciana Parish, PCR, VRDN (Gulf State Utilities Co. Project)
    3.70% (LOC; Long Term Credit Bank of Japan) (d,f).......................                        6,300,000          6,300,000
MARYLAND-.4%
Frederick, VRDN 3.80% (LOC; The Fuji Bank and Trust Co.) (d,f)..............                          800,000            800,000
Maryland Energy Financing Administration, Limited Obligation Revenue, VRDN
    (Baltimore Ferst Project) 3.55% (f).....................................                        8,000,000          8,000,000
Northeast Waste Disposal Authority, RRR, Refunding, VRDN
    (Harford County Resource) 3.40% (Insured; AMBAC) (f)....................                        3,360,000          3,360,000
Prince Georges' County Housing Authority, Mortgage Revenue, VRDN
(Laurel-Oxford)
    3.675% (LOC; Bankers Trust) (d,f).......................................                        4,500,000          4,500,000
MICHIGAN-1.2%
Michigan Higher Education Student Loan Authority, Revenue, VRDN
    3.55% (Insured; AMBAC) (f)..............................................                        2,000,000          2,000,000
Michigan Strategic Fund, Limited Obligation Revenue, VRDN:
    (Coil Center Corp. Project) 4.55% (LOC; Tokai Bank) (d,f)...............                        4,100,000          4,100,000
    Refunding (Dow Chemical Co. Project) 3.45% (f)..........................                       12,500,000         12,500,000
Midland County Economic Development Corp., Economic Development Ltd.
    Obligation Revenue, VRDN (Dow Chemical Co. Project) 3.45% (f)...........                       27,400,000         27,400,000
MISSISSIPPI-.2%
Jackson County, Port Facility Revenue, Refunding VRDN (Chevron USA Inc.
Project)
    3.50% (f)...............................................................                        9,600,000          9,600,000

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       AUGUST 31, 1995
                                                                                                  PRINCIPAL
SHORT-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                       AMOUNT             VALUE
                                                                                             ----------------    ----------------

NEVADA-.2%
Clark County IDR, VRDN (Nevada Cogeneration Associates)
    3.65% (LOC; Swiss Bank Corp.) (d,f).....................................                   $    8,450,000      $   8,450,000
NEW JERSEY-.3%
New Jersey Turnpike Authority, Turnpike Revenue, Refunding, VRDN
    3.05% (Insured; FGIC) (f)...............................................                       13,000,000         13,000,000
OREGON-.1%
Oregon Economic Development Revenue, VRDN (JAE Oregon Inc. Project)
    4.075% (LOC; Bank of Tokyo) (d,f).......................................                        3,000,000          3,000,000
PENNSYLVANIA-.0%
Allegheny County Hospital Development Authority, Revenue, VRDN
    (Presbyterian Health Center) 3.60% (Insured; MBIA) (f)..................                          700,000            700,000
TENNESSEE-.3%
Franklin Industrial Development Board, Multi-Family Revenue, VRDN
    (Landings Project) 3.55% (LOC; Citibank) (d,f)..........................                       10,700,000         10,700,000
TEXAS-.7%
Brazos River Harbor Navigation District, Harbor Revenue, VRDN
    (Dow Chemical Co. Project) 3.70% (f)....................................                        5,200,000          5,200,000
El Paso Health Facilities Development Corp., Revenue, VRDN
    (Providence Memorial Hospital) 3.55% (LOC; Fuji Bank) (d,f).............                        7,100,000          7,100,000
Gulf Coast Waste Disposal Authority, SWDR, VRDN
    (Amoco Oil Co. Project) 3.65% (f).......................................                       14,100,000         14,100,000
UTAH-.6%
Salt Lake County, PCR, Refunding, VRDN (Service Station Holdings Project)
    3.40% (f)...............................................................                       24,200,000         24,200,000
WASHINGTON-.8%
Student Loan Finance Association, Revenue (Guaranteed Student Loan Program)
    VRDN 3.55% (LOC; Sanwa Bank) (d,f)......................................                       32,800,000         32,800,000
                                                                                                                  ----------------

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
    (cost $277,350,000).....................................................                                       $ 277,350,000
                                                                                                                  ================

TOTAL INVESTMENTS-100.0%
    (cost $3,813,966,661)...................................................                                      $3,956,024,596
                                                                                                                  ================

DREYFUS MUNICIPAL BOND FUND, INC.

SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      LOC     Letter of Credit
BIGI          Bond Investors Guaranty Insurance                  LR      Lease Revenue
CGIC          Capital Guaranty Insurance Corporation             MBIA    Municipal Bond Investors Assurance
COP           Certificate of Participation                                   Insurance Corporation
FGIC          Financial Guaranty Insurance Company               PCR     Pollution Control Revenue
FHA           Federal Housing Administration                     RRR     Resources Recovery Revenue
FSA           Financial Security Assurance                       SFMR    Single Family Mortgage Revenue
GO            General Obligation                                 SWDR    Solid Waste Disposal Revenue
HR            Hospital Revenue                                   VRDN    Variable Rate Demand Notes
IDR           Industrial Development Revenue

SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (G)              OR          MOODY'S             OR         STANDARD & POOR'S                   PERCENTAGE OF VALUE
----------                         ---------                      --------------------             -----------------------
AAA                                Aa                             AAA                                        24.4%
AA                                 Aa                             AA                                         26.2
A                                  A                              A                                          18.5
BBB                                Baa                            BBB                                        16.6
BB                                 Ba                             BB                                           .8
F1                                 MIG1/P1                        SP1/A1                                      6.9
Not Rated (h)                      Not Rated (h)                  Not Rated (h)                               6.6
                                                                                                         --------------
                                                                                                            100.0%
                                                                                                         ==============

NOTES TO STATEMENT OF INVESTMENTS:
    (a) Partially held by custodian as collateral for delayed delivery security.
    (b) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
    (c) Wholly held by custodian as collateral for delayed delivery security.
    (d)  Secured by letters of credit.
    (e)  Purchased on a delayed delivery basis.
    (f) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (g) Fitch currently provides creditworthiness information for a limited number of investments.
    (h) Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.
    (i) At August 31, 1995, the Fund had $987,210,790 (25.1% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from housing projects.

See notes to financial statements.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                                      AUGUST 31, 1995
ASSETS:
    Investments in securities, at value
      (cost $3,813,966,661)-see statement...................................                                     $3,956,024,596
    Interest receivable.....................................................                                         63,285,958
    Prepaid expenses........................................................                                             39,050
                                                                                                             ---------------------
                                                                                                                  4,019,349,604
LIABILITIES:
    Due to The Dreyfus Corporation.........................................        $  2,150,354
    Due to Custodian............................................     .                4,363,471
    Payable for investment securities purchased.............................         75,671,154
    Payable for Common Stock redeemed.......................................            112,832
    Accrued expenses........................................................            317,926                      82,615,737
                                                                                ---------------------        ---------------------
NET ASSETS..................................................................                                     $3,936,733,867
                                                                                                             =====================

REPRESENTED BY:
    Paid-in capital.........................................................                                     $3,839,031,716
    Accumulated net realized (loss) on investments..........................                                        (44,355,784)
    Accumulated net unrealized appreciation on investments-Note 3...........                                        142,057,935
                                                                                                             ---------------------

NET ASSETS at value applicable to 317,222,886 shares outstanding
    (600 million shares of $.01 par value Common Stock authorized).........                                      $3,936,733,867
                                                                                                             =====================

NET ASSET VALUE, offering and redemption price per share
    ($3,936,733,867 / 317,222,886 shares)...................................                                             $12.41
                                                                                                                    ==============

See notes to financial statements.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS                                                                       YEAR ENDED AUGUST 31, 1995
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                         $249,365,968
    EXPENSES:
      Management fee-Note 2(a)..............................................                  $ 22,188,564
      Shareholder servicing costs-Note 2(b).................................                     3,282,191
      Custodian fees........................................................                       242,444
      Professional fees.....................................................                       128,864
      Registration fees.....................................................                       128,055
      Prospectus and shareholders' reports..................................                       117,328
      Directors' fees and expenses-Note 2(c)................................                        48,523
      Miscellaneous.........................................................                       131,063
                                                                                        --------------------
          TOTAL EXPENSES....................................................                                         26,267,032
                                                                                                             ---------------------

          INVESTMENT INCOME-NET.............................................                                         223,098,936
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized (loss) on investments-Note 3...............................                 $(44,338,112)
    Net unrealized appreciation on investments..............................                   78,567,175
                                                                                       ---------------------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                         34,229,063
                                                                                                             ---------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $257,327,999
                                                                                                             =====================







See notes to financial statements.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                     YEAR ENDED AUGUST 31,
                                                                                          ----------------------------------------
                                                                                                  1994                 1995
                                                                                          -----------------      -----------------
OPERATIONS:
    Investment income-net.................................................               $    249,332,136       $   223,098,936
    Net realized gain (loss) on investments...............................                     40,066,377           (44,338,112)
    Net unrealized appreciation (depreciation) on investments for the year                   (349,064,340)           78,567,175
                                                                                          -----------------     ------------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....                    (59,665,827)          257,327,999
                                                                                          -----------------     ------------------


DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net.................................................                   (249,332,136)        (223,098,936)
    Net realized gain on investments......................................                   (110,423,674)         (22,638,307)
                                                                                          -----------------     ------------------

      TOTAL DIVIDENDS.....................................................                   (359,755,810)        (245,737,243)
                                                                                          -----------------     ------------------


CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold.........................................                   3,541,071,359        4,846,241,789
    Dividends reinvested..................................................                     239,678,805          155,978,774
    Cost of shares redeemed...............................................                  (4,077,240,448)      (5,085,554,561)
                                                                                          -----------------     ------------------

      (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS............                    (296,490,284)         (83,333,998)
                                                                                          -----------------     ------------------

          TOTAL (DECREASE) IN NET ASSETS..................................                    (715,911,921)         (71,743,242)
NET ASSETS:
    Beginning of year.....................................................        .          4,724,389,030        4,008,477,109
                                                                                          ----------------      ------------------

    End of year...........................................................                 $ 4,008,477,109      $ 3,936,733,867
                                                                                          ================      ==================


                                                                                             SHARES                 SHARES
                                                                                         ---------------       ---------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold...........................................................                 271,726,312            400,686,274
    Shares issued for dividends reinvested................................                  18,369,588             12,969,173
    Shares redeemed.......................................................                (311,906,108)          (419,990,511)
                                                                                        ----------------       ---------------
      NET (DECREASE) IN SHARES OUTSTANDING................................                (21,810,208)            (6,335,064)
                                                                                        ================       ===============



See notes to financial statements.

DREYFUS MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.





                                                                                           YEAR ENDED AUGUST 31,
                                                                      ------------------------------------------------------------
PER SHARE DATA:                                                          1991          1992        1993        1994         1995
                                                                      ----------    ---------    ---------   ---------   ---------
    Net asset value, beginning of year...........                       $12.24        $12.68       $13.17      $13.68      $12.39
                                                                      ----------    ---------    ---------   ---------   ---------
    INVESTMENT OPERATIONS:
    Investment income-net........................                          .87           .84          .79         .75         .72
    Net realized and unrealized gain (loss)
      on investments.............................                          .44           .49          .79        (.96)        .09
                                                                      ----------    ---------    ---------   ---------   ---------
      TOTAL FROM INVESTMENT OPERATIONS...........                         1.31          1.33         1.58        (.21)        .81
                                                                      ----------    ---------    ---------   ---------   ---------
    DISTRIBUTIONS:
    Dividends from investment income-net.........                         (.87)        (.84)         (.79)       (.75)       (.72)
    Dividends from net realized gain on investments                        --           --           (.28)       (.33)       (.07)
                                                                      ----------    ---------    ---------   ---------   ---------
      TOTAL DISTRIBUTIONS........................                         (.87)        (.84)        (1.07)      (1.08)       (.79)
                                                                      ----------    ---------    ---------   ---------   ---------
  Net asset value, end of year...................                       $12.68       $13.17        $13.68      $12.39      $12.41
                                                                      ==========    =========    =========   =========   =========
TOTAL INVESTMENT RETURN..........................                        11.11%       10.82%        12.62%      (1.63%)      6.93%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......                          .67%         .68%          .69%        .68%        .70%
    Ratio of net investment income to average net assets                  7.05%        6.49%         5.96%       5.80%       5.94%
    Portfolio Turnover Rate......................                        35.53%       67.86%        45.37%      36.25%      51.55%
    Net Assets, end of year (000's Omitted)......                   $4,081,440   $4,272,679    $4,724,389  $4,008,477  $3,936,734



See notes to financial statements.

DREYFUS MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    (A) PORTFOLIO VALUATION: The Fund's investments are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $15,947,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 1995. The carryover does not include net realized securities losses from November 1, 1994 through August 31, 1995 which are treated for Federal income tax purposes as arising in fiscal 1996. If not applied, the carryover expires in fiscal 2003.

DREYFUS MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of 6/10ths of 1% of the average daily value of the Fund's net assets and is payable monthly. However, pursuant to the court approved settlement of previously disclosed litigation, commencing October 15, 1988, the Manager has agreed to make payments to the Fund for 10 years, ranging from $0 to $1 million per year depending upon average daily net assets of the Fund. The management fee for the year ended August 31, 1995 was reduced by $350,000 pursuant to the settlement of litigation.
    The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1\2% of the average value of the Fund's net assets for any full fiscal year. No expense reimbursement was required for the year ended August 31, 1995.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average net assets, for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the year ended August 31, 1995, the Fund was charged an aggregate of $1,520,849 pursuant to the Shareholder Services Plan.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Director Emeritus receives 50% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities amounted to $6,988,266,905 and $7,041,881,503, respectively, for the year ended August 31, 1995, and consisted entirely of long-term and short-term municipal investments.
    At August 31, 1995, accumulated net unrealized appreciation on investments was $142,057,935, consisting of $157,147,406 gross unrealized appreciation and $15,089,471 gross unrealized depreciation.
    At August 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).



DREYFUS MUNICIPAL BOND FUND, INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF DIRECTORS
DREYFUS MUNICIPAL BOND FUND, INC.
    We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Bond Fund, Inc., including the statement of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Bond Fund, Inc. at August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                      /s/ Ernst & Young LLP

New York, New York
October 4, 1995


DREYFUS MUNICIPAL BOND FUND, INC.
IMPORTANT TAX INFORMATION (UNAUDITED)
    In accordance with Federal tax law, the Fund hereby makes the following designations regarding its fiscal year ended August 31, 1995:
    -- all the dividends paid from investment income-net are "exempt interest dividends" (not generally subject to regular Federal income tax), and
    -- the $.0706 per share paid by the Fund on December 14, 1994 represents a long-term capital gain distribution.
    As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1995 calendar year on Form 1099-DIV which will be mailed by January 31, 1996.


DREYFUS MUNICIPAL
BOND FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
The Shareholder Services Group, Inc.
P.O. Box 9671
Providence, RI 02940


Further information is contained
in the Prospectus, which must
precede or accompany this report.

Printed in U.S.A.                            054AR958
Municipal
Bond Fund, Inc.
Annual Report
August 31, 1995